Credit Facilities, Long-Term Debt, and Finance Lease Obligations - Senior Notes (Details) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 CAD	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of detailed information about borrowings [line items]
Interest rate	6.65%	6.65%	6.65%	6.65%
Notional amount	CAD 4,311	CAD 3,664
Borrowings	CAD 4,361	CAD 3,707
Senior notes | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	4.50%			4.50%
Senior notes | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	6.90%			6.90%
4.75% Senior Notes due 2015 | Designated as hedging instrument
Disclosure of detailed information about borrowings [line items]
Notional amount | $				$ 480	$ 630
4.75% Senior Notes due 2015 | Senior notes
Disclosure of detailed information about borrowings [line items]
Interest rate		1.90%	1.90%
Notional amount | $			$ 400
Borrowings		CAD 434
Non-Recourse Bonds | Non-recourse
Disclosure of detailed information about borrowings [line items]
Redemption of noncurrent borrowings	CAD 10